Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Analysis Of Income And Expense [Line Items]
Findus Group integration costs	€ 1.5	€ 2.5
Implementation of strategic opportunities	0.0	5.2
Settlement of legacy matters	0.0	0.4
Tax credit impact of exceptional items	0.4	2.4
Cash outflow relating to exceptional items	€ 6.0	23.4
Previously stated
Analysis Of Income And Expense [Line Items]
Implementation of strategic opportunities		€ 5.6